Note 25 - Concentration of Credit Risk	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
25—CONCENTRATION
OF CREDIT RISK

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and trade accounts and notes receivable from customers, primarily located in France, Japan and the United States. The Company maintains cash deposits with major banks. Management periodically assesses the financial condition of these institutions and believes that credit risk is limited.

The Company has procedures in effect to monitor the creditworthiness of its customers. The Company obtains bank guarantees for first
time or infrequent customers, and in certain cases obtains insurance against the risk of a payment default by the customer. The Company reviewed individual customer balances considering current and historical loss experience and general economic conditions in determining the allowance for doubtful accounts receivable of
€1,0
million and
€1.0
million, for the years ended
December 31, 2017
and
2016,
respectively.

Actual losses
may
vary from the current estimates, and any adjustments are reported in earnings in the periods in which they become known.

In
2017,
2016
and
2015,
the Company did
not
generate more than
10%
revenue with a single customer.